TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER RECEIVABLES

	2023	2024
	S$	S$
Non-Current
Other receivables	-	500,000

Current
Trade receivables	-	18,782
Other receivables:
Deposit paid for purchase of property	43,080	-
Prepayments	159,006	39,847
Prepaid consumables	678,728	838,825
Goods and services tax receivable	4,710	2,892
Sundry deposits	16,002	30,456
Sundry receivables	13,308	63,123
Interest receivable	186,730	36,411
Total	1,101,564	1,530,336